Loans, Net - Summary of Changes in Accretable Discount for ASC 310-30 Loans (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Receivables [Abstract]
Beginning Balance	$ 148,501	$ 175,873	$ 175,873	$ 235,321
Additions to accretable discount from GFB acquisition	40,444
Accretion	(31,231)	(32,643)	(62,162)	(84,222)
Reclassifications from non-accretable difference	13,030	11,529	34,790	24,774
Ending Balance	$ 170,744	$ 154,759	$ 148,501	$ 175,873